Parent Company Only Financial Statements - Condensed Statements of Comprehensive Income (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Condensed Statements of Comprehensive Income
NET INCOME	$ 4,649	$ 3,488	$ 14,742	$ 12,610	$ 8,535
OTHER COMPREHENSIVE INCOME BEFORE TAX:
Change in unrealized gain (loss) on securities availableforsale	746	1,183	1,830	(3,220)	860
Total other comprehensive income (loss) before tax	746	1,183	1,830	(3,227)	1,810
DEFERRED TAX EXPENSE (BENEFIT) RELATED TO OTHER COMPREHENSIVE INCOME	261	414	641	(1,099)	615
OTHER COMPREHENSIVE INCOME, NET OF TAX	485	769	1,189	(2,128)	1,195
COMPREHENSIVE INCOME	$ 5,134	$ 4,257	15,931	10,482	9,730
Green Bancorp, Inc.
Condensed Statements of Comprehensive Income
NET INCOME			14,743	12,610	8,535
OTHER COMPREHENSIVE INCOME BEFORE TAX:
Change in unrealized gain (loss) on securities availableforsale			1,830	(3,227)	1,810
Total other comprehensive income (loss) before tax			1,830	(3,227)	1,810
DEFERRED TAX EXPENSE (BENEFIT) RELATED TO OTHER COMPREHENSIVE INCOME			641	(1,099)	615
OTHER COMPREHENSIVE INCOME, NET OF TAX			1,189	(2,128)	1,195
COMPREHENSIVE INCOME			$ 15,932	$ 10,482	$ 9,730